Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 195,361	$ (58,164)	$ (89,624)
Other comprehensive income (loss):
Unrealized losses on interest rate swaps	(2,581)	(5,885)	(2,747)
Losses on interest rate swaps reclassified into earnings from accumulated other comprehensive loss	1,673	1,667	1,642
Unrealized gains (losses) on debt securities classified as available-for-sale	4,341	(1,509)	0
Other comprehensive income (loss)	3,433	(5,727)	(1,105)
Comprehensive income (loss)	198,794	(63,891)	(90,729)
Comprehensive (income) loss attributable to noncontrolling interests	(63,020)	2,020	18,063
Comprehensive income (loss) attributable to entity	135,774	(61,871)	(72,666)
AIMCO PROPERTIES, L.P
Net income (loss)	195,361	(56,865)	(88,765)
Other comprehensive income (loss):
Unrealized losses on interest rate swaps	(2,581)	(5,885)	(2,747)
Losses on interest rate swaps reclassified into earnings from accumulated other comprehensive loss	1,673	1,667	1,642
Unrealized gains (losses) on debt securities classified as available-for-sale	4,341	(1,509)	0
Other comprehensive income (loss)	3,433	(5,727)	(1,105)
Comprehensive income (loss)	198,794	(62,592)	(89,870)
Comprehensive (income) loss attributable to noncontrolling interests	(51,134)	697	13,468
Comprehensive income (loss) attributable to entity	$ 147,660	$ (61,895)	$ (76,402)